UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income
Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Common Stocks — 0.1%		Shares	Value

Paper & Forest Products — 0.1%
NewPage Holdings, Inc.		4,960	$421,600

Asset-Backed Securities		Par (000)

Asset-Backed Securities — 4.2%
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17	USD	400	411,647
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23 (a)(b)		600	601,688
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24 (a)(b)		750	722,116
Babson CLO Ltd., Series 2012-1X, Class B, 2.73%, 4/15/22 (a)		500	489,634
Brookside Mill CLO, Ltd., Series 2013-1A, Class C1, 2.93%, 4/17/25 (a)(b)		500	487,138
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	213,808
Class C, 2.20%, 10/16/17		125	128,155
Class D, 3.09%, 8/15/18		160	164,091
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,119,959
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.48%, 8/14/24		750	756,049
Series 2013-IA, Class B, 3.04%, 4/16/25		500	492,900
Series 2013-IA, Class C, 3.83%, 4/16/25		500	478,643
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		245	251,119
Class C, 2.86%, 1/15/19		105	109,084
Class D, 3.50%, 1/15/19		200	210,566
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.83%, 4/15/25 (a)(b)		500	487,396
ING IM CLO Ltd., Series 2012-2A, Class C, 3.68%, 10/15/22 (a)(b)		750	750,670
Nelnet Student Loan Trust (a):
Series 2006-1, Class A5, 0.34%, 8/23/27		525	516,372
Series 2008-3, Class A4, 1.88%, 11/25/24		620	651,585
OZLM Funding III, Ltd., Series 2013-3A (a)(b):
Class B, 3.33%, 1/22/25		750	745,644
Class C, 4.13%, 1/22/25		500	487,406

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (b)	USD	248	$248,901
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		730	737,654
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		155	155,237
Series 2011-1, Class D, 4.01%, 2/15/17		940	971,768
Series 2012-1, Class B, 2.72%, 5/16/16		198	198,574
Series 2012-1, Class C, 3.78%, 11/15/17		325	334,249
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		121	120,011
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		207	209,551
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.53%, 1/25/18 (a)		491	494,894
Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		630	661,282
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		345	364,539
Series 2014-A, Class B, 3.50%, 11/15/44 (b)		250	242,682
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		71	74,069
Symphony CLO VII, Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		750	718,719
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,240,973

			17,048,773

Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		2,931	213,415
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		5,060	343,127

			556,542

Total Asset-Backed Securities — 4.3%			17,605,315

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	230	$251,275
United Technologies Corp. (c):
4.88%, 5/01/15		1,250	1,302,323
6.13%, 7/15/38		750	964,450

			2,518,048

Airlines — 1.8%
American Airlines Pass-Through Trust, Series 2013-2 (b):
Class A, 4.95%, 7/15/24		2,286	2,466,307
Class B, 5.60%, 1/15/22		507	530,779
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		471	501,309
Series 2012-3, Class C, 6.13%, 4/29/18		500	532,500
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		2,000	2,051,000
U.S. Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,084	1,149,168

			7,231,063

Auto Components — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		91	92,024
4.88%, 3/15/19		1,330	1,361,587
6.00%, 8/01/20		953	1,024,475
5.88%, 2/01/22		667	693,680
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (b)		750	777,188

			3,948,954

Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		161	174,283

Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43		2,005	2,035,514
General Motors Co., 6.25%, 10/02/43 (b)		1,253	1,423,721

			3,459,235

Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (b)		200	208,000

Corporate Bonds		Par (000)	Value

Capital Markets — 3.7%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(c)	USD	2,955	$3,704,391
The Goldman Sachs Group, Inc. (c):
5.38%, 3/15/20		1,215	1,376,879
5.25%, 7/27/21		3,175	3,568,945
5.75%, 1/24/22		1,815	2,100,109
Lehman Brothers Holdings Inc., 6.50%, 7/19/17 (e)(f)		225	—
Morgan Stanley:
4.20%, 11/20/14 (c)		680	692,216
4.00%, 7/24/15		400	414,814
6.25%, 8/28/17 (c)		1,925	2,200,822
Murray Street Investment Trust I, 4.65%, 3/09/17 (c)(g)		820	888,983

			14,947,159

Chemicals — 1.3%
Axiall Corp., 4.88%, 5/15/23 (b)		152	150,860
The Dow Chemical Co., 4.13%, 11/15/21		350	373,987
Huntsman International LLC, 4.88%, 11/15/20		297	305,910
Methanex Corp., 3.25%, 12/15/19		2,074	2,123,929
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		240	249,600
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,800	1,847,250
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		151	165,345

			5,216,881

Commercial Banks — 4.2%
Barclays Bank PLC, 7.63%, 11/21/22		1,750	2,010,313
CIT Group, Inc.:
5.50%, 2/15/19 (b)		398	429,840
5.38%, 5/15/20		1,650	1,765,500
Depfa ACS Bank, 5.13%, 3/16/37 (b)		4,150	4,631,993
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)(c)		1,400	1,440,250
HSBC Bank PLC, 3.10%, 5/24/16 (b)(c)		695	726,660
HSBC Holdings PLC:
4.25%, 3/14/24		1,010	1,040,345
6.10%, 1/14/42 (c)		305	386,073
Rabobank Nederland (c):
3.88%, 2/08/22		1,390	1,475,043
3.95%, 11/09/22		1,500	1,526,130

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Banks (concluded)
Wells Fargo & Co., 3.50%, 3/08/22 (c)	USD	1,390	$1,441,936

			16,874,083

Commercial Services & Supplies — 1.3%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		245	265,213
The ADT Corp., 4.88%, 7/15/42		539	448,717
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		650	682,831
7.13%, 10/15/20		900	1,018,511
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		214	226,840
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,458,600
United Rentals North America, Inc.:
5.75%, 7/15/18		194	207,095
7.38%, 5/15/20		385	429,275
7.63%, 4/15/22		455	515,856
West Corp., 8.63%, 10/01/18		135	143,100

			5,396,038

Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (h)		4,340	4,383,400
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	579,025

			4,962,425

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		194	200,425
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		96	102,720
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		200	212,000

			515,145

Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		1,954	2,154,285
7.50%, 7/15/20		1,544	1,675,240
Lafarge SA, 7.13%, 7/15/36		135	155,250

			3,984,775

Consumer Finance — 0.9%
Discover Financial Services, 3.85%, 11/21/22		250	254,025
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	323,223
8.13%, 1/15/20		1,265	1,612,836

Corporate Bonds		Par (000)	Value

Consumer Finance (concluded)
Ford Motor Credit Co. LLC (concluded):
4.25%, 9/20/22	USD	800	$849,514
SLM Corp., 6.25%, 1/25/16		651	696,570

			3,736,168

Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (b)	EUR	425	608,653
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	91	97,825
Sealed Air Corp. (b):
6.50%, 12/01/20		550	613,250
8.38%, 9/15/21		225	257,625
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		410	433,575

			2,010,928

Diversified Consumer Services — 0.4%
APX Group, Inc., 6.38%, 12/01/19		269	275,725
Service Corp. International, 4.50%, 11/15/20		1,240	1,215,200

			1,490,925

Diversified Financial Services — 7.3%
Aircastle Ltd., 6.25%, 12/01/19		705	763,163
Ally Financial, Inc.:
5.50%, 2/15/17		1,500	1,629,375
6.25%, 12/01/17		160	178,800
8.00%, 3/15/20		560	679,000
8.00%, 11/01/31		300	374,625
Bank of America Corp. (c):
5.63%, 7/01/20		1,100	1,268,662
3.30%, 1/11/23		5,010	4,933,362
Capital One Financial Corp., 4.75%, 7/15/21		975	1,087,034
FMR LLC, 4.95%, 2/01/33 (b)(c)		1,150	1,244,724
General Electric Capital Corp., 6.75%, 3/15/32 (c)		2,500	3,302,895
General Motors Financial Co., Inc., 4.25%, 5/15/23		406	402,448
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		235	248,594
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		500	525,000
JPMorgan Chase & Co., 6.30%, 4/23/19 (c)		1,375	1,631,458
JPMorgan Chase Bank NA, 6.00%, 10/01/17 (c)		800	911,907

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)	USD	900	$1,022,850
Moody's Corp., 4.50%, 9/01/22		900	947,677
Northern Trust Corp., 3.95%, 10/30/25 (c)		4,000	4,153,760
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	210,000
7.88%, 8/15/19		560	611,800
5.75%, 10/15/20		1,000	1,040,000
6.88%, 2/15/21		1,255	1,352,262
Societe Generale SA, 7.88% (a)(b)(d)		1,000	1,053,000

			29,572,396

Diversified Telecommunication Services — 2.7%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	423,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		671	733,068
8.63%, 7/15/20		580	651,050
Verizon Communications, Inc. (c):
3.50%, 11/01/21		500	515,574
6.40%, 2/15/38		3,396	4,147,205
6.55%, 9/15/43		3,375	4,283,850
Windstream Corp., 7.88%, 11/01/17		200	230,500

			10,984,247

Electric Utilities — 4.9%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	154,757
5.95%, 12/15/36		217	247,134
CMS Energy Corp., 5.05%, 3/15/22		917	1,044,687
ComEd Financing III, 6.35%, 3/15/33		150	149,250
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	409,729
6.00%, 1/15/38 (c)		850	1,089,310
4.25%, 12/15/41 (c)		375	386,556
Duke Energy Florida, Inc., 6.40%, 6/15/38		340	457,346
E.ON International Finance BV, 6.65%, 4/30/38 (b)(c)		1,575	2,025,790
Electricite de France SA, 5.60%, 1/27/40 (b)(c)		1,400	1,606,468
Florida Power Corp., 6.35%, 9/15/37 (c)		1,450	1,924,987

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Georgia Power Co., 3.00%, 4/15/16 (c)	USD	800	$833,736
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	296,366
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,928,716
PacifiCorp, 6.25%, 10/15/37 (c)		650	850,224
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (c)		1,350	1,786,355
Southern California Edison Co. (c):
5.63%, 2/01/36		675	818,174
Series 08-A, 5.95%, 2/01/38		1,100	1,395,923
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (c)		1,920	2,441,387

			19,846,895

Energy Equipment & Services — 2.6%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		470	501,725
Ensco PLC:
3.25%, 3/15/16		160	166,805
4.70%, 3/15/21 (c)		1,745	1,906,983
EOG Resources, Inc., 2.63%, 3/15/23 (c)		1,898	1,838,049
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		71	73,485
GrafTech International Ltd., 6.38%, 11/15/20		580	593,050
MEG Energy Corp., 6.50%, 3/15/21 (b)		560	592,900
Noble Holding International Ltd., 5.25%, 3/15/42		350	360,741
Peabody Energy Corp.:
6.00%, 11/15/18		1,256	1,309,380
6.25%, 11/15/21		1,244	1,244,000
Seadrill Ltd., 6.13%, 9/15/17 (b)		1,590	1,665,525
Transocean, Inc., 6.50%, 11/15/20		350	402,559

			10,655,202

Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		279	302,018

Food Products — 0.5%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		700	735,441
Kraft Foods Group, Inc., 5.00%, 6/04/42		997	1,062,220

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Food Products (concluded)
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)	USD	169	$179,562

			1,977,223

Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,358,071
Teleflex, Inc., 6.88%, 6/01/19		385	410,506

			1,768,577

Health Care Providers & Services — 4.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		535	571,112
6.00%, 10/15/21		204	215,220
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	420,500
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	494	711,766
HCA Holdings, Inc., 7.75%, 5/15/21	USD	143	157,479
HCA, Inc.:
3.75%, 3/15/19		134	136,345
6.50%, 2/15/20		2,124	2,413,395
4.75%, 5/01/23		1,161	1,161,000
Symbion, Inc., 8.00%, 6/15/16		455	474,338
Tenet Healthcare Corp.:
6.25%, 11/01/18		750	826,875
6.00%, 10/01/20		622	668,650
4.50%, 4/01/21		383	380,128
4.38%, 10/01/21		1,765	1,734,112
8.13%, 4/01/22		1,160	1,319,500
UnitedHealth Group, Inc., 2.88%, 3/15/22 (c)		2,000	1,996,874
WellPoint, Inc., 4.65%, 1/15/43 (c)		3,995	4,069,379

			17,256,673

Hotels, Restaurants & Leisure — 3.3%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (b)		2,120	2,191,550
MCE Finance Ltd., 5.00%, 2/15/21 (b)		941	938,647
PNK Finance Corp., 6.38%, 8/01/21 (b)		274	288,385
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		859	876,180
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,800	3,184,044
Series A4, 5.66%, 6/30/27		631	1,070,553
Series M, 7.40%, 3/28/24		1,500	2,583,441
Series N, 6.46%, 3/30/32		1,195	1,872,859

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	USD	416	$427,440

			13,433,099

Household Durables — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		374	377,740

Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		200	216,750
6.63%, 11/15/22		275	301,125

			517,875

Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., 6.00%, 1/15/22 (b)		137	146,933

Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (b)		180	177,792

Insurance — 4.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		608	642,960
American International Group, Inc. (c):
3.80%, 3/22/17		5,580	5,989,795
5.45%, 5/18/17		800	895,267
AXA SA, 5.25%, 4/16/40 (a)	EUR	250	383,045
Five Corners Funding Trust, 4.42%, 11/15/23 (b)	USD	1,025	1,085,200
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	403,081
5.13%, 4/15/22		930	1,059,302
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)		1,000	1,259,324
Lincoln National Corp., 6.25%, 2/15/20		630	750,740
Manulife Financial Corp., 3.40%, 9/17/15 (c)		1,625	1,683,024
MetLife Global Funding I, 5.13%, 6/10/14 (b)(c)		775	775,624
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	463,877
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		340	367,200
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	200	325,227

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Prudential Financial, Inc. (c):
4.75%, 9/17/15	USD	1,220	$1,285,230
7.38%, 6/15/19		300	373,429
5.38%, 6/21/20		250	288,476
4.50%, 11/15/20		400	443,905
5.70%, 12/14/36		950	1,121,905

			19,596,611

Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		87	89,393
VeriSign, Inc., 4.63%, 5/01/23		345	337,237

			426,630

IT Services — 0.5%
First Data Corp. (b):
7.38%, 6/15/19		205	219,862
8.88%, 8/15/20		1,000	1,110,000
6.75%, 11/01/20		680	730,150

			2,060,012

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	242,727

Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)		448	473,760

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)(c)		1,100	1,189,320

Media — 5.7%
AMC Networks, Inc.:
7.75%, 7/15/21		320	357,600
4.75%, 12/15/22		343	342,143
Cinemark USA, Inc., 5.13%, 12/15/22		175	177,406
Clear Channel Communications, Inc., 9.00%, 12/15/19		306	325,890
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,485	2,654,756
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (c)		2,000	2,908,898
COX Communications, Inc. (b):
6.95%, 6/01/38		1,000	1,214,339
8.38%, 3/01/39		1,735	2,440,033
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		260	314,010
5.15%, 3/15/42		700	738,107
Gray Television, Inc., 7.50%, 10/01/20		334	358,215

Corporate Bonds		Par (000)	Value

Media (concluded)
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(i)	USD	500	$505,000
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)		700	696,500
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		109	119,083
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		345	358,800
NBCUniversal Media LLC (c):
5.15%, 4/30/20		1,974	2,270,343
4.38%, 4/01/21		1,015	1,122,476
Omnicom Group, Inc., 3.63%, 5/01/22 (c)		2,355	2,395,150
Sirius XM Holdings, Inc., 4.25%, 5/15/20 (b)		334	328,990
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,112,862
6.10%, 7/15/40		615	735,025
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		250	256,250
Univision Communications, Inc., 5.13%, 5/15/23 (b)		1,153	1,184,708
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		395	406,356

			23,322,940

Metals & Mining — 3.8%
Alcoa, Inc., 5.40%, 4/15/21		1,450	1,552,106
ArcelorMittal:
4.25%, 8/05/15		174	178,568
6.13%, 6/01/18		386	423,152
Commercial Metals Co., 4.88%, 5/15/23		561	540,664
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (b)(c)		1,566	1,515,652
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)		105	108,675
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	531,096
5.45%, 3/15/43		450	462,947
New Gold, Inc., 6.25%, 11/15/22 (b)		435	449,137
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (b)		475	452,453
Novelis, Inc., 8.75%, 12/15/20		4,105	4,561,681
Teck Resources, Ltd., 5.38%, 10/01/15		2,350	2,483,095

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)	USD	598	$636,870
Xstrata Canada Corp., 6.20%, 6/15/35		1,550	1,661,470

			15,557,566

Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,924,062
Dufry Finance SCA, 5.50%, 10/15/20 (b)		1,260	1,316,801

			3,240,863

Oil, Gas & Consumable Fuels — 10.0%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	436,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,131,678
Antero Resources Finance Corp., 5.38%, 11/01/21		153	159,311
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		159	172,515
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	105,683
BP Capital Markets PLC, 3.13%, 10/01/15		330	341,835
Burlington Resources Finance Co., 7.40%, 12/01/31 (c)		950	1,357,667
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	438,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	977,748
Chesapeake Energy Corp., 5.75%, 3/15/23		615	685,725
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	190,548
CONSOL Energy, Inc., 8.25%, 4/01/20		166	180,525
Continental Resources, Inc.:
5.00%, 9/15/22 (c)		2,000	2,167,500
4.50%, 4/15/23		114	122,001
Denbury Resources, Inc., 4.63%, 7/15/23		627	603,487
El Paso LLC, 7.80%, 8/01/31		45	48,713
El Paso Natural Gas Co., 8.38%, 6/15/32		275	386,355
Energy Transfer Partners LP, 7.50%, 7/01/38		500	648,367
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	489,694

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC, 6.13%, 10/15/39	USD	700	$851,257
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)(c)		505	630,785
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		3,000	3,552,519
6.55%, 9/15/40		110	131,084
6.38%, 3/01/41		160	186,901
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		170	171,434
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		110	122,100
5.50%, 2/01/22		106	108,385
Linn Energy LLC/Linn Energy Finance Corp., 7.25%, 11/01/19 (b)		237	248,850
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,324,733
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		33	35,640
4.50%, 7/15/23		10	9,825
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		212	219,420
MidAmerican Energy Co., 5.80%, 10/15/36 (c)		800	994,741
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,156,214
6.50%, 9/15/37		2,115	2,734,706
Nexen, Inc.:
6.40%, 5/15/37		400	472,084
7.50%, 7/30/39		670	896,059
Pacific Drilling SA, 5.38%, 6/01/20 (b)		370	362,600
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	51,465
PDC Energy, Inc., 7.75%, 10/15/22		260	287,300
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,377,319
5.75%, 1/20/20		1,760	1,874,400
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	365,468
Premier Oil PLC, 5.00%, 6/09/18		1,900	1,987,875
Range Resources Corp.:
5.75%, 6/01/21		106	114,745
5.00%, 8/15/22		27	28,350
5.00%, 3/15/23		63	66,150

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23	USD	249	$237,172
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		118	128,030
Rosetta Resources, Inc., 5.63%, 5/01/21		239	245,572
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,791	1,876,072
6.25%, 3/15/22 (b)		398	427,352
5.63%, 4/15/23		469	481,897
SandRidge Energy, Inc.:
8.75%, 1/15/20		23	24,840
7.50%, 2/15/23		238	253,470
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		388	420,980
Western Gas Partners LP, 5.38%, 6/01/21		715	808,792
Whiting Petroleum Corp., 5.00%, 3/15/19		821	865,129
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	2,907,200

			40,682,267

Paper & Forest Products — 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,053,750
International Paper Co.:
7.50%, 8/15/21		75	95,541
4.75%, 2/15/22		420	464,379
6.00%, 11/15/41		435	522,941
NewPage Corp., 11.38%, 12/31/14 (e)(f)		1,144	—

			2,136,611

Pharmaceuticals — 1.0%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	200	296,826
Forest Laboratories, Inc. (b):
4.38%, 2/01/19	USD	228	246,810
5.00%, 12/15/21		379	415,005
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		520	572,000
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		162	173,745
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		1,322	1,427,760
6.38%, 10/15/20		575	615,250

Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (b) (concluded):
5.63%, 12/01/21	USD	378	$392,175

			4,139,571

Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	254,719
Simon Property Group LP, 4.75%, 3/15/42 (c)		835	900,167
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	303,705
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,301,932

			2,760,523

Real Estate Management & Development — 1.0%
Lennar Corp., 4.75%, 11/15/22		440	432,850
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)		2,300	2,366,930
Realogy Corp., 7.63%, 1/15/20 (b)(c)		520	578,500
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		477	484,751
WEA Finance LLC, 4.63%, 5/10/21 (b)		305	342,771

			4,205,802

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,126,283
The Hertz Corp.:
4.25%, 4/01/18		237	246,480
5.88%, 10/15/20		230	243,225
7.38%, 1/15/21		1,450	1,591,375
6.25%, 10/15/22		385	411,469

			3,618,832

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		470	502,313

Software — 0.5%
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		1,085	1,103,988
Oracle Corp., 5.38%, 7/15/40 (c)		800	935,098

			2,039,086

Specialty Retail — 0.6%
QVC, Inc. (b):
7.50%, 10/01/19		395	417,002

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Specialty Retail (concluded)
QVC, Inc. (b) (concluded):
7.38%, 10/15/20	USD	975	$1,050,106
The Home Depot, Inc., 5.88%, 12/16/36 (c)		830	1,021,152

			2,488,260

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		487	479,695
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		404	408,040
The William Carter Co., 5.25%, 8/15/21 (b)		329	342,982

			1,230,717

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,471,120

Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		258	425,753
10.20%, 2/06/39		447	753,517
5.38%, 1/31/44 (c)		2,015	2,189,187
Lorillard Tobacco Co., 7.00%, 8/04/41		500	608,094
Reynolds American, Inc., 4.75%, 11/01/42		1,050	1,014,545

			4,991,096

Wireless Telecommunication Services — 2.5%
America Movil SAB de C.V., 2.38%, 9/08/16		800	824,000
Crown Castle International Corp., 5.25%, 1/15/23		465	483,600
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		1,595	1,850,588
Digicel Group Ltd., 8.25%, 9/30/20 (b)		405	436,387
Digicel Ltd., 6.00%, 4/15/21 (b)		800	816,000
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,596,223
SBA Tower Trust, 5.10%, 4/15/42 (b)		360	386,767
Softbank Corp., 4.50%, 4/15/20 (b)		550	556,875
Sprint Capital Corp., 8.75%, 3/15/32		350	405,125
Sprint Communications, Inc. (b):
9.00%, 11/15/18		530	643,950
7.00%, 3/01/20		872	1,004,980

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
Sprint Corp., 7.88%, 9/15/23 (b)	USD	850	$960,500

			9,964,995

Total Corporate Bonds — 81.1%			330,032,402

Foreign Agency Obligations

Iceland Government International Bond, 5.88%, 5/11/22		1,780	1,949,570
Italian Republic, 5.38%, 6/15/33		470	535,974
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		432	482,760

Total Foreign Agency Obligations — 0.7%			2,968,304

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/15 (e)(f)		1,525	366,000
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		465	539,395
Series GG, Build America Bonds, 5.72%, 6/15/42		690	857,021
Water & Sewer System, Fiscal 2011, Series EE, 5.38%, 6/15/43		385	442,727
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,198,235
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260	1,597,063
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		670	975,922
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		1,000	1,118,780
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	663,377
5.60%, 3/15/40		950	1,140,237

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Municipal Bonds		Par (000)	Value

Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	USD	395	$492,253
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		140	204,826
7.63%, 3/01/40		860	1,253,536
State of Illinois, GO, Pension, 5.10%, 6/01/33		1,000	1,004,150
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440	544,540

Total Municipal Bonds — 3.1%			12,398,062

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.5%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		686	578,809
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18		18	18
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,154	1,074,173
Series 2006-OA21, Class A1, 0.34%, 3/20/47 (a)		737	586,067
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.35%, 4/25/46 (a)		296	236,088
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		985	973,705
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.06%, 6/19/35 (a)		610	610,287
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.33%, 12/25/36 (a)		480	420,260
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.78%, 5/25/36 (a)		560	462,653
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		711	758,183

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.89%, 5/25/47 (a)	USD	315	$275,559

			5,975,802

Commercial Mortgage-Backed Securities — 13.5%
Banc of America Merrill Lynch Commercial Mortgage Trust:
Series 2006-6, Class A2, 5.31%, 10/10/45		158	158,334
Series 2007-1, Class A4, 5.45%, 1/15/49		500	548,726
Series 2007-2, Class A4, 5.61%, 4/10/49 (a)		750	829,141
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		695	721,475
Citigroup Commercial Mortgage Trust (a):
Series 2008-C7, Class A4, 6.14%, 12/10/49		1,200	1,349,362
Series 2013-GC15, Class B, 5.11%, 9/10/46		3,593	4,000,841
Series 2013-GC15, Class XA, 1.30%, 9/10/46		13,230	951,396
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100	1,200,580
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (a)		1,515	1,678,029
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (a)		1,750	1,888,745
Series 2013-CR11, Class B, 5.17%, 10/10/46 (a)		3,505	3,904,283
Series 2013-CR11, Class C, 5.17%, 10/10/46 (a)(b)		3,271	3,527,152
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	699,001
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		835	778,533
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 5.79%, 6/15/38 (a)		1,000	1,084,195
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,905,104
Series 2010-RR2, Class 2A, 5.86%, 9/15/39 (a)(b)		1,010	1,093,838

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	705	$720,872
DBRR Trust, Series 2011-C32, Class A3A, 5.81%, 6/17/49 (a)(b)		365	393,504
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		263	263,356
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.82%, 7/10/38 (a)		1,140	1,230,899
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		1,255	1,263,377
Hilton USA Trust, Series 2013-HLT, 4.41%, 11/05/30 (b)		2,950	3,052,622
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (a)(b)		800	782,634
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		322	321,699
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.44%, 12/12/44 (a)		330	351,770
LB-UBS Commercial Mortgage Trust (a):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,401,011
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,029	5,391,753
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,102	1,245,341
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		4,000	4,388,300
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (b)		88	88,365
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		830	849,517
Titan Europe PLC, Series 2007-1X, Class A, 0.78%, 1/20/17 (a)	GBP	1,607	2,566,301
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.94%, 2/15/51 (a)	USD	2,285	2,509,924

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45	USD	700	$737,626
Class C, 4.88%, 8/15/45 (a)		900	962,245

			54,839,851

Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		1,548	16

Interest Only Commercial Mortgage-Backed Securities — 0.8%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.88%, 8/15/45 (a)(b)		15,622	1,426,660
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012 C-8, 2.22%, 8/15/45		5,980	676,368
Series 2012 C-9, 2.24%, 11/15/45		10,553	1,279,377

			3,382,405

Total Non-Agency Mortgage-Backed Securities — 15.8%			64,198,074

Preferred Securities

Capital Trusts

Capital Markets — 0.8%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(d)		1,702	1,566,691
Credit Suisse Group AG, 7.50% (a)(b)(d)		1,500	1,636,935
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		70	58,450

			3,262,076

Commercial Banks — 1.1%
BNP Paribas SA, 7.20% (a)(b)(d)		1,000	1,151,250
Wachovia Capital Trust III, 5.57% (a)(d)		1,025	999,375
Wells Fargo & Co., Series S, 5.90% (a)(d)		2,000	2,102,500

			4,253,125

Diversified Financial Services — 2.8%
Credit Agricole SA, 7.88% (a)(b)(d)		1,000	1,078,300
Citigroup, Inc. (a)(d):		1,050	1,002,750
Series D, 5.35%
Series M, 6.30%		2,000	2,030,400

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Diversified Financial Services (concluded)
General Electric Capital Corp., Series B, 6.25% (a)(d)	USD	900	$987,750
JPMorgan Chase & Co.(a)(d):
Series 1, 7.90%		3,500	3,946,250
Series Q, 5.15%		1,500	1,432,500
Morgan Stanley, Series H, 5.45% (a)(d)		875	905,625

			11,383,575

Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(d)		2,100	2,158,800

Insurance — 4.3%
The Allstate Corp. (a):
5.75%, 8/15/53		1,000	1,068,750
6.50%, 5/15/67 (c)		2,150	2,338,125
American International Group, Inc., 8.18%, 5/15/68 (a)		970	1,311,925
AXA SA, 6.46% (a)(b)(d)		1,025	1,102,900
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)		1,150	1,083,875
ING US, Inc., 5.65%, 5/15/53 (a)		2,250	2,280,937
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)		975	1,033,500
Lincoln National Corp., 6.05%, 4/20/67 (a)		750	761,250
Metlife Capital Trust IV, 7.88%, 12/15/67 (b)		645	793,350
MetLife, Inc., 6.40%, 12/15/36		3,500	3,904,425
Swiss Re Capital I LP, 6.85% (a)(b)(c)(d)		1,060	1,134,200
XL Group PLC, Series E, 6.50% (a)(d)		810	802,913

			17,616,150

Total Capital Trusts — 9.5%			38,673,726

Preferred Stocks		Shares

Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)		46,000	1,104,920
SCE Trust III, 5.75% (a)		12,657	340,853

			1,445,773

Commercial Banks — 1.0%
U.S. Bancorp, 6.00% (a)		150,000	4,197,000

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)		10,000	102,800

Preferred Stocks		Shares	Value

Total Preferred Stocks — 1.4%			$5,745,573

Trust Preferreds – 0.1%

Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		14,810	403,283

Total Preferred Securities — 11.0%			44,822,582

U.S. Government Sponsored Agency Securities		Par (000)

Agency Obligations — 3.3%
Fannie Mae (c):
0.00%, 10/09/19 (j)	USD	7,305	6,439,138
5.63%, 7/15/37		825	1,088,080
Federal Home Loan Bank (c):
5.25%, 12/09/22		700	840,024
5.37%, 9/09/24		1,100	1,336,360
Resolution Funding Corp., 0.00%, 4/15/30 (j)		6,055	3,560,274

			13,263,876

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,484.65%, 5/25/21 (a)		27	1,726
Series 1991-87, Class S, 26.29%, 8/25/21 (a)		10	15,669
Series 2005-5, Class PK, 5.00%, 12/25/34		303	322,846
Series G-7, Class S, 1,127.65%, 3/25/21 (a)		—(k)	925
Series G-17, Class S, 1,065.44%, 6/25/21 (a)		54	876
Series G-33, Class PV, 1.08%, 10/25/21		56	647
Series G-49, Class S, 1,012.20%, 12/25/21 (a)		—(k)	337
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,325.70%, 3/15/20 (a)		1	224
Series 75, Class RS, 44.89%, 1/15/21 (a)		—(k)	1
Series 173, Class R, 9.00%, 11/15/21		3	3
Series 173, Class RS, 9.30%, 11/15/21 (a)		—(k)	4
Series 1057, Class J, 1,008.00%, 3/15/21		21	321

			343,579

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (a):
Series 2012-K706, Class C, 4.02%, 11/25/44 (b)	USD	170	$174,650
Series 2013-K24, Class B, 3.50%, 11/25/45 (b)		1,750	1,724,740
Series K013, Class A2, 3.97%, 1/25/21		930	1,016,945

			2,916,335

Interest Only Collateralized Mortgage Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		1	90
Series 89, Class 2, 8.00%, 10/01/18		1	133
Series 94, Class 2, 9.50%, 8/01/21		1	128
Series 1990-123, Class M, 1.01%, 10/25/20		5	83
Series 1990-136, Class S, 19.93%, 11/25/20 (a)		3,392	4,781
Series 1991-99, Class L, 0.93%, 8/25/21		26	366
Series 1991-139, Class PT, 0.65%, 10/25/21		57	642
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		96	3,204
Series 2012-47, Class NI, 4.50%, 4/25/42		4,900	983,910
Series 2012-96, Class DI, 4.00%, 2/25/27		6,428	738,667
Series 2012-M9, Class X1, 4.06%, 12/25/17 (a)		12,557	1,474,323
Series G-10, Class S, 1,090.91%, 5/25/21 (a)		140	3,653
Series G-12, Class S, 1,158.08%, 5/25/21 (a)		105	2,144
Series G92-05, Class H, 9.00%, 1/25/22		12	1,170
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1.01%, 7/15/21		8	159
Series 200, Class R, 197,880.39%, 12/15/22 (a)(k)		—(k)	336
Series 1043, Class H, 44.32%, 2/15/21 (a)		2,522	5,161
Series 1054, Class I, 868.25%, 3/15/21 (a)		19	359

U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1056, Class KD, 1.08%, 3/15/21	USD	14	$243
Series 1148, Class E, 1,179.04%, 10/15/21 (a)		41	796
Series 1254, Class Z, 8.50%, 4/15/22		33	8,190
Series 2611, Class QI, 5.50%, 9/15/32		873	88,803
Series K707, Class X1, 1.55%, 12/25/18 (a)		2,490	153,416
Series K710, Class X1, 1.78%, 5/25/19 (a)		8,587	645,723
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.32%, 12/16/39		2,639	391,882
Series 2009-78, Class SD, 6.05%, 9/20/32		5,042	900,483
Series 2011-52, Class NS, 6.52%, 4/16/41		13,837	2,630,308

			8,039,153

Mortgage-Backed Securities — 7.0%
Fannie Mae Mortgage-Backed Securities:
3.00%, 6/01/40 (l)		16,300	16,142,094
4.00%, 12/01/41		3,039	3,229,729
4.50%, 7/01/41		3,712	4,017,784
5.00%, 8/01/34		2,233	2,476,180
5.50%, 9/01/14 - 6/01/38		1,380	1,546,070
6.00%, 3/01/16 - 12/01/38		1,144	1,280,385
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		—(k)	310

			28,692,552

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 2/01/23 - 6/01/23		28	27,053

Total U.S. Government Sponsored Agency Securities — 13.1%			53,282,548

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.13%, 8/15/29 (c)		2,500	3,510,155
5.38%, 2/15/31 (c)		375	495,293
3.50%, 2/15/39 (c)		2,865	3,005,563
4.25%, 5/15/39 (c)		2,770	3,270,763
4.38%, 5/15/40 (c)		8,225	9,914,982
4.75%, 2/15/41 (c)		1,621	2,069,814

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds (concluded):

3.00%, 5/15/42 (c)	USD	2,730	$2,587,101
3.13%, 2/15/43 (c)		2,344	2,266,971
4.38%, 5/15/41 (c)		805	972,541
3.13%, 11/15/41 (c)		9,925	9,662,920
3.13%, 2/15/42 (c)		2,368	2,302,141
3.75%, 11/15/43		1,065	1,155,525
3.63%, 2/15/44 (c)		5,000	5,303,125
U.S. Treasury Notes (c):
1.50%, 1/31/19		5,100	5,114,744
1.75%, 5/15/22		152	146,906

Total U.S. Treasury Obligations — 12.7%			51,778,544

Total Long-Term Investments (Cost — $543,019,813) — 141.9%			577,507,431

Short-Term Securities		Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (m)(n)		3,034,395	3,034,395

Total Short-Term Securities (Cost — $3,034,395) — 0.8%			3,034,395

Options Purchased (Cost — $1,833,428) — 0.4%			1,470,164

Total Investments Before Options Written (Cost — $547,887,636) — 143.1%			582,011,990

Options Written (Premiums Received — $3,636,262) — (0.7)%			(2,972,841)

Total Investments, Net of Options Written (Cost — $544,251,374) — 142.4%			579,039,149
Liabilities in Excess of Other Assets — (42.4)%			(172,253,378)

Net Assets — 100.0%			$406,785,771

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$548,267,990

Gross unrealized appreciation			$40,649,441
Gross unrealized depreciation			(6,905,441)

Net unrealized appreciation			$33,744,000

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities MAY be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(h)	Convertible security.
(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Credit Suisse Securities (USA) LLC	$505,000	$9,045

(j)	Zero-coupon bond.
(k)	Amount is less than $500.
(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation

J.P. Morgan Securities LLC	$16,142,094	$231,766

(m)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	6,904,938	(3,870,543)	3,034,395	$1,445

(n)	Represents the current yield as of report date.

Portfolio Abbreviations

EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
RB	Revenue Bonds
USD	U.S. Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

BNP Paribas Securities Corp.	0.35%	1/22/13	Open	$883,000	$887,249
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,793,610	1,802,067
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,937,250	1,946,385
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	2,384,000	2,394,129
BNP Paribas Securities Corp.	0.32%	2/08/13	Open	505,000	507,146
BNP Paribas Securities Corp.	0.06%	2/14/13	Open	9,937,406	9,945,223
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,024,413
BNP Paribas Securities Corp.	0.08%	2/20/13	Open	150,670	150,826
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,258,000	2,267,767
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,113,797
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	1,884,000	1,891,789
BNP Paribas Securities Corp.	0.33%	3/07/13	Open	2,313,000	2,322,562
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	2,932,000	2,944,014
BNP Paribas Securities Corp.	0.06%	4/02/13	Open	2,719,763	2,721,689
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.05%	4/02/13	Open	3,465,963	3,468,009
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.12%	4/02/13	Open	6,446,663	6,455,796
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.12%	4/02/13	Open	908,250	909,537
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	5,642,775	5,665,981
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,967,006	1,975,095
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,460,625	1,466,632
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,232,000	1,237,067
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,751,625	1,758,829
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	599,688	602,153
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,363,838	1,369,446
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,505,317	1,511,509
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,372,250	1,377,893
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,600,156	1,606,737
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,317,750	1,323,169
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	262,813	263,893
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,359,375	1,364,965
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,284,050	1,289,331
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	361,875	363,363
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	411,500	413,192
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.04%	4/25/13	Open	10,877,562	10,882,421
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.05%	4/25/13	Open	3,262,519	3,264,341
Merrill Lynch, Pierce, Fenner & Smith Inc.	0.07%	4/25/13	Open	3,560,880	3,563,663
BNP Paribas Securities Corp.	0.04%	4/29/13	Open	1,045,494	1,045,956
BNP Paribas Securities Corp.	0.07%	4/29/13	Open	2,212,665	2,214,377
Barclays Capital, Inc.	0.35%	6/24/13	Open	3,344,933	3,356,055
BNP Paribas Securities Corp.	0.05%	6/24/13	Open	493,594	493,828
BNP Paribas Securities Corp.	0.08%	6/24/13	Open	1,077,656	1,078,475
BNP Paribas Securities Corp.	0.32%	6/24/13	Open	2,886,000	2,894,773
BNP Paribas Securities Corp.	0.07%	7/24/13	Open	1,832,500	1,833,612
BNP Paribas Securities Corp.	0.34%	9/30/13	Open	3,568,000	3,576,222
BNP Paribas Securities Corp.	0.34%	10/23/13	Open	1,825,000	1,828,809
BNP Paribas Securities Corp.	0.35%	10/23/13	Open	4,559,100	4,568,896
Credit Suisse Securities (USA) LLC	0.35%	10/23/13	Open	2,119,906	2,124,461
Deutsche Bank Securities, Inc.	0.35%	10/31/13	Open	3,829,000	3,836,929
RBC Capital Markets, LLC	0.34%	1/08/14	Open	1,980,000	1,982,693
UBS Securities LLC	0.28%	2/10/14	Open	3,396,000	3,398,906

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.32%	2/10/14	Open	$696,000	$696,681
UBS Securities LLC	0.32%	2/10/14	Open	343,000	343,335
UBS Securities LLC	0.32%	2/10/14	Open	754,000	754,737
UBS Securities LLC	0.32%	2/10/14	Open	1,355,000	1,356,325
UBS Securities LLC	0.32%	2/10/14	Open	1,416,000	1,417,385
UBS Securities LLC	0.33%	2/10/14	Open	1,349,000	1,350,360
UBS Securities LLC	0.33%	2/10/14	Open	1,124,000	1,125,133
UBS Securities LLC	0.34%	2/10/14	Open	779,000	779,809
UBS Securities LLC	0.34%	2/10/14	Open	753,000	753,782
UBS Securities LLC	0.34%	2/10/14	Open	3,716,000	3,719,861
UBS Securities LLC	0.34%	2/10/14	Open	844,000	844,877
UBS Securities LLC	0.34%	2/10/14	Open	886,000	886,921
UBS Securities LLC	0.35%	2/10/14	Open	995,000	996,064
UBS Securities LLC	0.40%	2/10/14	Open	496,000	496,606
BNP Paribas Securities Corp.	0.07%	3/12/14	Open	5,093,625	5,094,427
RBC Capital Markets, LLC	0.10%	3/13/14	Open	5,037,500	5,038,619
Deutsche Bank Securities, Inc.	0.08%	4/16/14	Open	1,300,000	1,300,177
Deutsche Bank Securities, Inc.	0.34%	4/22/14	Open	2,090,000	2,090,792
Deutsche Bank Securities, Inc.	0.34%	5/13/14	Open	931,000	931,158
Deutsche Bank Securities, Inc.	0.34%	5/13/14	Open	670,000	670,114
Deutsche Bank Securities, Inc.	0.34%	5/13/14	Open	873,000	873,148
UBS Securities LLC	0.32%	5/13/14	Open	1,605,000	1,605,257
UBS Securities LLC	0.34%	5/13/14	Open	845,000	845,144
UBS Securities LLC	0.34%	5/13/14	Open	793,000	793,135
UBS Securities LLC	0.34%	5/13/14	Open	1,172,000	1,172,199
UBS Securities LLC	0.35%	5/13/14	Open	832,000	832,146
UBS Securities LLC	0.37%	5/13/14	Open	1,109,000	1,109,205
UBS Securities LLC	0.40%	5/13/14	Open	3,870,000	3,870,774
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,008,000	1,008,267
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,252,000	1,252,201
Barclays Capital, Inc.	0.35%	5/14/14	Open	354,000	354,062
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,782,000	1,782,286
BNP Paribas Securities Corp.	0.03%	5/20/14	Open	3,521,875	3,521,910
Total				$167,656,027	$167,952,967

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

55	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	12,087,109	$3,608
96	Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	USD	13,197,000	142,366
168	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	USD	25,247,250	233,816
(176)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	22,090,750	(32,913)
(45)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	USD	5,389,102	(2,413)

Total						$344,464

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	2,356,503	EUR	1,705,000	Barclays Bank PLC	7/23/14	$32,426
USD	11,136,607	GBP	6,629,000	Barclays Bank PLC	7/23/14	29,346
USD	169,591	GBP	100,000	Barclays Bank PLC	7/23/14	2,035
Total						$63,807

•	OTC interest rate swaptions purchased as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.40%	Receive	3-month LIBOR	9/02/14	USD	11,200	$42,391
5-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	1.70%	Receive	3-month LIBOR	11/14/14	USD	16,600	92,480
3-Year Interest Rate Swap	Deutsche Bank AG	Call	1.68%	Receive	3-month LIBOR	1/06/15	USD	1,200	16,465
30-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	4,400	273,586
5-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	2.50%	Pay	3-month LIBOR	7/14/14	USD	16,600	662
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.45%	Pay	3-month LIBOR	9/02/14	USD	67,200	34,482
1-Year Interest Rate Swap	Bank of America N.A.	Put	0.60%	Pay	3-month LIBOR	10/02/14	USD	11,950	609
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.68%	Pay	3-month LIBOR	1/06/15	USD	1,200	3,462
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	134,099
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.55%	Pay	3-month LIBOR	4/25/17	USD	10,400	224,719
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.60%	Pay	3-month LIBOR	4/28/17	USD	10,400	216,766

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	18

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	OTC interest rate swaptions purchased as of May 31, 2014 were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

30-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	4,400	$231,123
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	199,320
Total									$1,470,164

•	OTC interest rate swaptions written as of May 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	2.60%	Pay	3-month LIBOR	9/02/14	USD	11,200	$(110,435)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.25%	Pay	3-month LIBOR	11/14/14	USD	6,300	(317,509)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	6,300	(319,952)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.85%	Pay	3-month LIBOR	11/17/14	USD	7,500	(174,820)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.80%	Pay	3-month LIBOR	2/10/15	USD	2,500	(52,510)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	12,000	(135,421)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.10%	Pay	3-month LIBOR	2/26/16	USD	6,000	(199,742)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Call	3.15%	Pay	3-month LIBOR	3/17/16	USD	6,000	(211,986)
10-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.10%	Receive	3-month LIBOR	9/02/14	USD	11,200	(25,602)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	6,300	(27,813)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Receive	3-month LIBOR	11/14/14	USD	6,300	(28,213)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-month LIBOR	11/17/14	USD	7,500	(9,536)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.15%	Receive	3-month LIBOR	11/24/14	USD	5,000	(32,807)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.80%	Receive	3-month LIBOR	2/10/15	USD	2,500	(7,280)
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.70%	Receive	3-month LIBOR	2/25/15	USD	1,500	(6,251)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	900	(5,998)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	1,100	(7,330)

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	OTC interest rate swaptions written as of May 31, 2014 were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Citibank N.A.	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	1,000	$(6,664)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	12,000	(131,859)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.15%	Receive	3-month LIBOR	2/26/16	USD	6,000	(80,246)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.15%	Receive	3-month LIBOR	2/29/16	USD	6,000	(80,722)
10-Year Interest Rate Swap	Goldman Sachs & Co.	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	1,700	(29,284)
10-Year Interest Rate Swap	Deutsche Bank Securities, Inc.	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	1,600	(27,561)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	1,700	(29,284)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.05%	Receive	3-month LIBOR	4/25/16	USD	5,000	(87,626)
10-Year Interest Rate Swap	BNP Paribas S.A.	Put	4.10%	Receive	3-month LIBOR	4/25/16	USD	3,600	(59,689)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(76,004)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.05%	Receive	3-month LIBOR	4/25/17	USD	8,500	(277,961)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.10%	Receive	3-month LIBOR	4/28/17	USD	8,500	(268,083)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	(144,653)
Total									$(2,972,841)

•	Centrally cleared interest rate swaps outstanding as of May 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	20,900	$(63,669)
1.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/30/18	USD	51,500	(88,297)
1.65%[2]	3-month LIBOR	Chicago Mercantile	N/A	5/27/19	USD	5,100	12,330
2.75%[2]	3-month LIBOR	Chicago Mercantile	N/A	4/16/24	USD	3,900	70,848
3.97%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/25/24	USD	19,800	(274,891)
2.77%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/29/24	USD	400	(7,926)
2.63%[2]	3-month LIBOR	Chicago Mercantile	N/A	5/19/24	USD	500	3,130
2.59%[2]	3-month LIBOR	Chicago Mercantile	N/A	5/19/24	USD	500	1,559
3.19%[2]	3-month LIBOR	Chicago Mercantile	4/27/15[3]	4/22/25	USD	2,400	61,403

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	20

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Centrally cleared interest rate swaps outstanding as of May 31, 2014 were as follows (concluded):

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.97%[2]	3-month LIBOR	Chicago Mercantile	6/03/15[3]	6/03/25	USD	1,100	$2,088
3.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/27/44	USD	8,400	(607,126)
3.65%[2]	3-month LIBOR	Chicago Mercantile	N/A	4/22/45	USD	1,100	(47,520)
3.47%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/03/45	USD	500	(1,818)
Total							$(939,889)

[1]	Fund pays a fixed rate and receives floating rate.
[2]	Fund pays a floating rate and receives fixed rate.
[3]	Forward swap.

•	OTC credit default swaps – buy protection outstanding as of May 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	1,400	$(63,359)	$17,128	$(80,487)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	1,800	(23,764)	64,264	(88,028)
Total						$(87,123)	$81,392	$(168,515)

•	OTC credit default swaps – sold protection outstanding as of May 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[4]	Notional Amount (000)[5]		Market Value	Premiums Received	Unrealized Appreciation

MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	910	$16,276	$(34,513)	$50,789
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	13,057	(28,232)	41,289
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	275	4,919	(9,302)	14,221
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	500	8,943	(18,820)	27,763
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	545	9,748	(23,050)	32,798
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	298	5,697	(11,071)	16,768
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	290	5,549	(11,796)	17,345
Total							$64,189	$(136,784)	$200,973
[4]	Using Standard & Poor’s rating of the issuer.
[5]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under terms of the agreement.
BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	21

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

		Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
	Asset-Backed Securities	—	$16,555,873	$1,049,442	$17,605,315
	Common Stocks	—	—	421,600	421,600
	Corporate Bonds	—	321,294,197	8,738,205	330,032,402
	Foreign Agency Obligations	—	2,968,304	—	2,968,304
	Municipal Bonds	—	12,398,062	—	12,398,062
	Non-Agency Mortgage-Backed Securities	—	64,198,056	18	64,198,074
	Preferred Securities	$6,148,856	38,673,726	—	44,822,582
	U.S. Government Sponsored Agency Securities	—	53,281,980	568	53,282,548
	U.S. Treasury Obligations	—	51,778,544	—	51,778,544
Short-Term Securities:
	Short-Term Securities	3,034,395	—	—	3,034,395
	Options Purchased	—	1,470,164	—	1,470,164

Total		$9,183,251	$562,618,906	$10,209,833	$582,011,990

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	22

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$200,973	—	$200,973
Foreign currency exchange contracts	—	63,807	—	63,807
Interest rate contracts	$379,790	151,358		531,148
Liabilities:
Credit contracts	—	(168,515)	—	(168,515)
Interest rate contracts	(35,326)	(4,064,088)	—	(4,099,414)

Total	$344,464	$(3,816,465)	—	$(3,472,001)

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for centrally cleared swaps	$1,375,000	—	—	$1,375,000
Cash pledged for OTC swaps	20,000	—	—	20,000
Cash pledged as collateral for reverse repurchase agreements	3,639,255	—	—	3,639,255
Cash pledged for financial futures contracts	560,000	—	—	560,000
Liabilities:
Bank overdraft	—	$(12,421)	—	(12,421)
Cash received as collateral for TBA commitments	—	(280,000)	—	(280,000)
Foreign currency overdraft	—	(150,370)	—	(150,370)
Reverse repurchase agreements	—	(167,952,959)	—	(167,952,959)

Total	$5,594,255	$(168,395,750)	—	$(162,801,495)

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	23

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2013	$396,800	$10,488,482	$6,294,250	$25	$717	$17,180,274
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3[1]	—	(6,699,647)	—	—	—	(6,699,647)
Accrued discounts/premiums	—	(232,782)	—	—	—	(232,782)
Net realized gain	—	44,355	—	—	—	44,355
Net change in unrealized appreciation/depreciation[2]	24,800	194,909	178,846	(7)	(149)	398,399
Purchases	—	—	2,265,109	—	—	2,265,109
Sales	—	(2,745,875)	—	—	—	(2,745,875)

Closing Balance, as of May 31, 2014	$421,600	$1,049,442	$8,738,205	$18	$568	$10,209,833
Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014[2]	$24,800	$194,128	$178,846	$(7)	$(149)	$397,618

[1]	As of August 31, 2013, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,699,647 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BlackRock Income Opportunity Trust, Inc.	MAY 31, 2014	24

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Opportunity Trust, Inc.

Date: July 23, 2014